SHARE-BASED COMPENSATION PLAN	12 Months Ended
Dec. 31, 2013
SHARE-BASED COMPENSATION PLAN
SHARE-BASED COMPENSATION PLAN

18. SHARE-BASED COMPENSATION PLAN

  Share Incentive Plan

        On January 1, 2005, the Company's board of directors approved the Hisoft Technology International Limited. Share Incentive Plan ("Share Incentive Plan"). The maximum number of common shares that may be granted under this plan will not exceed 734,862 shares. In 2006, the Company's board of directors approved an additional 3,039,819 shares for grants under the Share Incentive Plan. In 2007, the Company's board of directors approved an additional 1,111,254 shares for grant. In 2008, the Company's board of directors approved an additional 290,213 shares for grant. In 2009, the Company's board of directors approved an additional 716,938 shares for grant. In March 2010, the Company's board of directors approved 716,938 shares pursuant to a special option plan.

  2011 Equity Incentive Plan

        On July 1, 2011, the Company's board of directors approved the Hisoft Technology International Limited 2011 Equity Incentive Plan ("2011 Equity Incentive Plan"). The total number of common shares that may be issued under this plan as of the effective date of this plan was 1,290,489. Upon the completion of the merger of equals with VanceInfo, the board of directors approved the First Amendment to Equity Incentive Plan ("Amended 2011 Equity Incentive Plan") and the total number of shares which may be issued under this plan was increased to 8,048,874, with an annual increase to be added on January 1 of each calendar year during the term of this plan, commencing from January 1, 2014, equal to the lesser of (i) 2.5% of the total number of shares issued and outstanding on December 31 of the immediately preceding calendar year, or (ii) a lesser number of shares determined by the Compensation Committee of the Company's board of directors, and subject to adjustment based on a change in the capital structure of the Company and other significant corporate events as specified in this Amended 2011 Equity Incentive Plan. In addition to the above maximum aggregate number of common shares may be issued under this plan, the Compensation Committee may authorize, grant and issue common shares and stock options pursuant to or in substitution for any options or other awards assumed in connection with any mergers or other acquisitions; provided that such grants comply with all applicable laws and the rules of any exchange on which the Company's common shares are traded.

        As of December 31, 2013, the maximum number of common shares that may be delivered under this plan was 8,048,874 common shares and 6,501,435 options and nonvested shares have been granted to employees under this plan.

        No options shall be exercisable after ten years from the date of grant. The options will vest first 1/2, 1/3 or 1/4 on a date specified in the option award agreement, which is usually a date approximately one year from the date of grant, and thereafter, 1/8, 1/12 or 1/16 respectively on each of the quarterly anniversaries from the first vesting date.

  VanceInfo 2005 Stock Option Plan

        Pursuant to the merger of equals with VanceInfo, the Group adopted the 2005 Stock Option Plan ("VanceInfo 2005 Stock Option Plan"), which brought forward from VanceInfo and allowed the Group to grant options to the former VanceInfo's employees and directors to purchase 1,867,500 common shares subject to vesting requirement. No options shall be exercisable after ten years from the date of grant. The options will vest first 1/4 on a date specified in the option award agreement, which is usually a date approximately 9 months or one year from the date of grant, and thereafter, 1/48 on each of the monthly anniversaries or 1/16 on each of the quarterly anniversaries from the first vesting date. As of December 31, 2013, 1,093,435 options and nonvested shares have been granted to employees under this plan.

  VanceInfo 2007 Share Incentive Plan

        The Group also adopted the 2007 Share Incentive Plan ("VanceInfo 2007 Share Incentive Plan"), which brought forward from VanceInfo and the Group authorized to grant to the former VanceInfo's employees and non-employees options to purchase common shares or nonvested shares up to a total of 1,100,000 common shares of the Company with an annual increase up to 3% of the number of common shares outstanding as of the first day of each year beginning 2008. The plan will expire on the tenth anniversary of the effective date of the plan. The term of any option granted under the 2007 Share Incentive Plan shall not exceed ten years. The options and nonvested shares will vest first 1/4 on the first anniversary of the date of grant and thereafter, 1/16 on each of the quarterly anniversaries or 1/4 on each of the anniversaries from the first vesting date. As of December 31, 2013, 2,049,611 options and nonvested shares have been granted to employees under this plan.

  Termination of option

        If the grantee ceases to be employed by or ceases to provide services to the Group, (a) the grantee will have until the date that is 30 days for termination with cause, 60 days for termination without cause, 6 months for death or disability after his or her severance date to exercise the options (or portion thereof) to the extent they were vested on the severance date; (b) the options, to the extent not vested on the severance date, shall terminate on the severance date.

  Option exercise

        The option shall be exercisable by the delivery of a written notice to the secretary of the Group, in the form approved by the Group, stating the number of common shares to be purchased pursuant to the option and payment in full for the exercise price of the shares to be purchased in cash, by check or by electronic funds transfer to the Group.

I.
Stock Options

  Changes in options outstanding were as follows:

  (i)
  Share Incentive Plan

	Number of share options	Weighted average exercise price	Weighted average grant-date fair value	Weighted average intrinsic value per option at the grant dates
Share options outstanding as of January 1, 2011	4,508,784	$4.46
Granted	114,685	16.74	$8.93	—
Exercised	(1,007,740)	4.18
Cancelled	(217,539)	9.76

Share options outstanding as of December 31, 2011	3,398,190	$4.60
Granted	—	—	—	—
Exercised	(401,179)	4.34
Cancelled	(81,840)	6.64

Share options outstanding as of December 31, 2012	2,915,171	$4.58	—	—
Granted	—	—
Exercised	(691,372)	4.64
Cancelled	(83,608)	11.26

Share options outstanding as of December 31, 2013	2,140,191	$4.37

  (ii)
  2011 Equity Incentive Plan

	Number of share options	Weighted average exercise price	Weighted average grant-date fair value	Weighted average intrinsic value per option at the grant dates
Granted	34,055	$8.79	$4.32	—
Exercised	—	—
Cancelled	—	—

Share options outstanding as of December 31, 2011	34,055	$8.79
Granted	215,084	$7.25	$3.77	—
Exercised	—	—
Cancelled	—	—

Share options outstanding as of December 31, 2012	249,139	$7.46
Granted	40,100	$7.75	$3.75	—
Exercised	—	—
Cancelled	(43,623)	$8.20

Share options outstanding as of December 31, 2013	245,616	$7.38

    The options vest ratably over one to four year period, which is generally the service period and exercisable over a period of ten years from the date of grant.

  (iii)
  VanceInfo 2005 Stock Option Plan

	Number of share options	Weighted average exercise price	Weighted average grant-date fair value	Weighted average intrinsic value per option at the grant dates
Assumed as of November 9, 2012	1,093,435	$1.90	$1.31	$6,118,710
Exercised	(61,340)	$0.78
Cancelled	—	—

Share options outstanding as of December 31, 2012	1,032,095	$1.97
Exercised	(223,715)	$1.78
Cancelled	(1,588)	$6.95

Share options outstanding as of December 31, 2013	806,792	$2.01

  (iv)
  VanceInfo 2007 Share Incentive Plan

	Number of share options	Weighted average exercise price	Weighted average grant-date fair value	Weighted average intrinsic value per option at the grant dates
Assumed as of November 9, 2012	2,557,084	$7.56	$6.18	$1,138,653
Exercised	(25,908)	$5.53
Cancelled	(49,088)	$7.96

Share options outstanding as of December 31, 2012	2,482,088	$7.57
Exercised	(111,844)	$5.30
Cancelled	(458,385)	$7.87

Share options outstanding as of December 31, 2013	1,911,859	$7.63

  Information with respect to options outstanding as of December 31, 2013 is as follows:

  (i)
  Share Incentive Plan

	Options outstanding				Options exercisable
Number outstanding	Weighted average remaining contractual life in years	Weighted average exercise price	Aggregate intrinsic value	Number exercisable	Weighted average remaining contractual life in years	Weighted average exercise price	Aggregate intrinsic value
2,140,191	3.40	$4.37	$6,013,406	2,134,557	3.39	$4.36	$6,008,441

    In 2011, 2012 and 2013, 1,007,740, 401,179 and 691,372 options, respectively, were exercised. Total intrinsic value of options exercised in each of those years was $11,142, $ 1,881 and $1,226 in 2011, 2012 and 2013, respectively.

  (ii)
  2011 Equity Incentive Plan

	Options outstanding				Options exercisable
Number outstanding	Weighted average remaining contractual life in years	Weighted average exercise price	Aggregate intrinsic value	Number exercisable	Weighted average remaining contractual life in years	Weighted average exercise price	Aggregate intrinsic value
245,616	8.04	$7.38	$3,650	20,433	7.86	$8.79	—

    In 2013, there was nil option being exercised under this plan and 20,433 options were exercisable as of December 31, 2013.

  (iii)
  VanceInfo 2005 Stock Option Plan

	Options outstanding				Options exercisable
Number outstanding	Weighted average remaining contractual life in years	Weighted average exercise price	Aggregate intrinsic value	Number exercisable	Weighted average remaining contractual life in years	Weighted average exercise price	Aggregate intrinsic value
806,792	2.30	$2.01	$4,153,648	806,792	2.30	$2.01	$4,153,648

    In 2013, there were 223,715 options being exercised under this plan and 806,792 options were exercisable as of December 31, 2013.

  (iv)
  VanceInfo 2007 Share Incentive Plan

	Options outstanding				Options exercisable
Number outstanding	Weighted average remaining contractual life in years	Weighted average exercise price	Aggregate intrinsic value	Number exercisable	Weighted average remaining contractual life in years	Weighted average exercise price	Aggregate intrinsic value
1,911,859	2.64	$7.63	$567,787	1,316,968	2.25	$7.51	$537,201

    In 2013, there were 111,844 options being exercised under this plan and 1,316,968 options were exercisable as of December 31, 2013.

  A summary of the status of the Group's options to be vested as of December 31, 2011, 2012 and 2013 and changes during the years ended December 31, 2012 and 2013 is as below:

  (i)
  Share Incentive Plan

Options to be vested	Share options	Weighted-average grant date fair value	Weighted-average exercise price per share
As of January 1, 2011	1,361,483	$2.51	$5.58
Granted	114,685	8.93	16.74
Vested	(704,248)	1.67	5.30
Forfeited	(217,539)	4.18	9.76

As of December 31, 2011	554,381	$4.88	$6.56
Granted	—	—	—
Vested	(357,282)	3.01	5.79
Forfeited	(81,840)	9.21	6.64

As of December 31, 2012	115,259	$7.63	$8.88
Granted	—	—	—
Vested	(26,017)	1.39	(8.49)
Forfeited	(83,608)	4.91	11.26

As of December 31, 2013	5,634	$5.76	$8.47

Vested and expect to vest as of December 31, 2013	4,593,188		$4.32

  (ii)
  2011 Equity Incentive Plan

Options to be vested	Share options	Weighted-average grant date fair value	Weighted-average exercise price per share
Granted in 2011	34,055	$4.32	$8.79

As of December 31, 2011	34,055	$4.32	$8.79
Granted	215,082	3.77	7.25
Vested	(34,055)	4.32	8.79
Forfeited	2	3.89	7.60

As of December 31, 2012	215,084	$3.77	$7.25

Granted	40,100	3.75	7.75
Forfeited	(30,001)	3.83	7.94

As of December 31, 2013	225,183	$4.02	$7.25

Vested and expect to vest as of December 31, 2013	245,616		$7.38

  (iii)
  VanceInfo 2005 Stock Option Plan

Options to be vested	Share options	Weighted-average grant date fair value	Weighted-average exercise price per share
Assumed as of November 9, 2012	1,093,435	$1.31	$1.90
Vested	(125)	1.71	3.50
Forfeited	—	—	—

As of December 31, 2012	1,093,310	$1.31	$1.90
Vested	(1,093,310)	1.31	1.90
Forfeited	—	—	—

As of December 31, 2013	—	—	—

Vested and expect to vest as of December 31, 2013	1,093,435		$1.90

  (iv)
  VanceInfo 2007 Share Incentive Plan

Options to be vested	Share options	Weighted-average grant date fair value	Weighted-average exercise price per share
Assumed as of November 9, 2012	2,557,084	$6.18	$7.56
Vested	(81,381)	3.47	6.57
Forfeited	(49,088)	8.35	7.96

As of December 31, 2012	2,426,615	$6.23	$7.58
Vested	(1,373,339)	8.32	8.09
Forfeited	(458,385)	6.58	7.87

As of December 31, 2013	594,891	$7.21	$7.90

Vested and expect to vest as of December 31, 2013	2,049,611		$7.48

  The fair value of each option granted was estimated on the date of grant by the Group and was determined using the Black-Scholes options-pricing model with the following assumptions, presented in weighted average, for the years ended December 31, 2011, 2012 and 2013, respectively, except for the options assumed under the merger of equals with VanceInfo on November 9, 2012:

	2011	2012	2013
Expected volatility(1)	53%	53%	50% – 51%
Risk-free interest rate(2)	1.44% – 2.90%	1.04%	1.18% – 1.23%
Expected life (years)(3)	5.5 – 6.1	6.5	5.87 – 6.11
Expected dividend yield(4)	—	—	—
Exercise price(5)	$8.79 – $22.18	$7.25	$6.42 – $7.94
Fair value of the underlying common shares(6)	$8.79 – $22.18	$7.49	$6.42 – $7.94
(1)
Volatility

  The volatility of the underlying common shares during the life of the options was estimated based on average historical volatility of comparable companies for the period before the valuation date with lengths equal to the expected terms of the options.

(2)
Risk-free interest rate

  Risk free interest rate is estimated based on the yield to maturity of China international government bonds with maturity term close to expected term of the options.

(3)
Expected term

  As the Group did not have historical share option exercise experience, it estimated the expected term based on a consideration of factors including contractual term, vesting period and empirical study on exercise behavior of employee share option.

(4)
Dividend yield

  The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(5)
Exercise price

  The exercise price of the options was determined by the Company's board of directors.

(6)
Fair value of underlying common shares

  The fair value of the underlying common shares is estimated based on the closing market price of the ADS of the Company as of the grant date to derive the fair value of the common shares on that date.

        The fair value of the options granted under the merger of equals with VanceInfo on November 9, 2012 was estimated with the assistance of an independent third-party appraiser, and was determined using binomial model with the following assumptions:

Expected volatility(1)	52.0% – 66.0%
Risk-free interest rate(2)	0.7% – 1.4%
Expected dividend yield(3)	Nil
Exercise price(4)	$4.58 – $11.00
Fair value of the underlying common shares(5)	$7.49
(1)
Volatility

  The volatility of the underlying common shares during the life of the options was estimated based on average historical volatility of comparable companies for the period before the valuation date with lengths equal to the life of the options.

(2)
Risk-free interest rate

  Risk free rate is estimated based on yield to maturity of China international government bonds with maturity term close to the life of the options.

(3)
Dividend yield

  The dividend yield was estimated by the Group based on its expected dividend policy over the life of the options.

(4)
Exercise price

  The exercise price of the options was determined by the Group's board of directors.

(5)
Fair value of underlying common shares

  The fair value of the common shares underlying was estimated based on the closing market price of the ADS of VanceInfo as of the grant date to derive the fair value of the common shares on that date.

  There was $1,375 of total unrecognized compensation expense related to share options granted as of December 31, 2013. The expense is expected to be recognized over a weighted-average period of 1.24 years according to the graded vesting schedule.

  During 2013, the Company extended the contractual life of 281,804 fully vested share options held by 140 employees. As a result of that modification, the Company recognized additional compensation expense of $278 for the year ended December 31, 2013.

II.
Nonvested shares

  The Group granted nonvested shares to its executives and senior management. Disposition of such shares are restricted, except in compliance with applicable securities laws. The closing market price of the ADS of the Company as of the grant date is used to derive the fair value of the nonvested shares on that date.

  Similar to the options, the nonvested shares will vest first 1/2, 1/3 or 1/4 on a date specified in the share award agreement, which is usually a date approximately one year from the date of grant, and thereafter, 1/24, 1/36 or 1/48 respectively on each of the monthly anniversaries or 1/8, 1/12 or 1/16 respectively on each of the quarterly anniversaries from the first vesting date.

  The following table summarizes information regarding the nonvested shares granted:

  (i)
  Share Incentive Plan

	Number of nonvested shares	Weighted average grant date fair value	Intrinsic value
Outstanding as of January 1, 2011	337,443	$8.37	$2,806,766
Granted	361,256	12.83	4,650,290
Vested	(273,850)	6.83	(1,876,338)
Forfeited	(15,722)	9.07	(143,571)

Outstanding as of December 31, 2011	409,127	$13.25	$5,437,147
Granted	2,719	11.02	29,960
Vested	(156,072)	13.06	(2,038,640)
Forfeited	(28,366)	11.50	(326,168)

Outstanding as of December 31, 2012	227,408	$13.57	$3,102,299
Vested	(57,373)	13.95	(800,353)
Forfeited	(3,406)	18.06	(61,512)

Outstanding as of December 31, 2013	166,629	$13.45	$2,240,434

Nonvested shares vested and expect to vest as of December 31, 2013	1,686,203

  (ii)
  2011 Equity Incentive Plan

	Number of nonvested share units	Weighted average grant date fair value	Intrinsic value
Outstanding as of January 1, 2012	1,045,698	$10.18	$10,600,967
Granted	3,833,474	7.83	30,027,735
Vested	(291,513)	10.41	(3,034,746)
Forfeited	(120,680)	10.95	(1,321,957)

Outstanding as of December 31, 2012	4,466,979	$8.13	$36,271,999
Granted	1,899,121	7.30	13,863,583
Vested	(210,086)	8.88	(1,865,564)
Forfeited	(401,794)	8.18	(3,286,675)

Outstanding as of December 31, 2013	5,754,220	$7.55	$44,983,343

Nonvested shares vested and expect to vest as of December 31, 2013	6,255,819

  (iii)
  VanceInfo 2007 Share Incentive Plan

	Number of nonvested share units	Weighted average grant date fair value	Intrinsic value
Granted as of November 9, 2012	722,869	$16.56	$11,968,510
Vested	(14,738)	16.23	(239,145)
Forfeited	(24,157)	14.13	(341,308)

Outstanding as of December 31, 2012	683,974	$16.65	$11,388,057

Vested	(250,704)	17.52	(4,392,334)
Forfeited	(99,355)	18.37	(1,825,151)

Outstanding as of December 31, 2013	333,915	$15.48	$5,170,572

Nonvested shares vested and expect to vest as of December 31, 2013	599,357

  Compensation cost recognized in relation to nonvested shares was $4,388, $9,600 and $19,436 in 2011, 2012 and 2013, respectively.

  There was $21,197 of total unrecognized compensation expense related to nonvested shares granted as of December 31, 2013. The expense is expected to be recognized over a weighted-average period of 1.91 years.

III.
Performance based share award options and nonvested shares

	Number of share units	Weighted average grant date fair value	Intrinsic value
Outstanding as of January 1, 2012	695,430	$9.96	$6,925,500
Granted	1,870,614	7.07	13,064,870
Forfeited	(71,710)	7.49	(537,049)

Outstanding as of December 31, 2012	2,494,334	7,86	19,453,321
Forfeited	(156,505)	7.49	(1,172,222)

Outstanding as of December 31, 2013	2,337,829	$7.20	$18,281,099

Option and nonvested shares vested and expect to vest as of December 31, 2013	2,783,106

  In connection with the merger of equals with VanceInfo, the Board approved to amend the existing options and nonvested shares such that the performance-based vesting criteria shall no longer apply. Accordingly, 1,118,424 performance based share options and nonvested shares were no longer subject to the performance-based vesting criteria as of December 31, 2012. The incremental cost of $1,915 was recorded in 2012 as a result of this modification.

IV.
Nonvested shares of a subsidiary granted to employees

  As a result of the merger of equals with VanceInfo, the Company has a subsidiary named Pactera Financial Solutions Limited ("Pactera Financial Solutions"). Under the previous contractual agreement, the Company granted 33.3% equity interest or 1,000,000 common shares of Pactera Financial Solutions in the form of nonvested shares to key employees for their continuing employment. The Company is entitled to the right of repurchasing all equity interest held by the key employees after December 31, 2012. As of December 31, 2012, 395,000 of the previously granted nonvested shares were vested. Accordingly, there was 16.5% non-controlling interest in Pactera Financial Solutions.

  On January 1, 2013, the Company purchased the noncontrolling interest in Pactera Financial Solutions held by the key employees with a total consideration of $6.3 million. The Company treated this as an equity transaction, and there was no impact on the consolidated statements of operations.

  Share-based compensation expense

  The Group recognizes compensation cost on the options using the graded vesting method. No tax benefit related thereto has been recognized by the Group.

  The following table shows the share-based compensation expenses included in the consolidated statements of operations for the years ended December 31, 2011, 2012, and 2013:

	2011	2012	2013
Cost of revenues	$234	$165	$466
General and administrative	4,906	10,405	21,466
Selling and marketing	516	494	926

Total	$5,656	$11,064	$22,858